NORTHERNULTRASHORTFIXEDINCOMEFUND [Member] Average Annual Total Returns - NORTHERN ULTRASHORT FIXED INCOME FUND	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	(1.70%)	(1.96%)	0.15%
ICE BofA 1-Year U.S. Treasury Note Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.75%	2.01%	1.63%
ULTRA-SHORT FIXED INCOME FUND
Prospectus [Line Items]
Average Annual Return, Percent	5.94%	2.66%	2.20%
ULTRA-SHORT FIXED INCOME FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.89%	1.62%	1.34%
ULTRA-SHORT FIXED INCOME FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.49%	1.59%	1.32%